RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		3 Months Ended	4 Months Ended
	Nov. 18, 2020	Mar. 31, 2021	Dec. 31, 2020	Nov. 23, 2020	Sep. 04, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 147,753
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 300,000
Outstanding balance of related party note				$ 147,753
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month	$ 55,000
Expenses incurred and paid	$ 55,000	$ 165,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000	$ 1,500,000
Price of warrant		$ 10.00	$ 10.00